Consolidated Balance Sheets (Parenthetical) (EUR €)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common stock, par value	€ 1	€ 1	€ 1
Common stock, shares authorized	59,993	59,993	59,993
Common stock, shares issued	59,993	59,993	59,993
Common stock, outstanding	59,993	59,993	59,993
Preferred stock, par value	€ 1	€ 1	€ 1
Preferred stock, shares authorized	919,708	919,708	919,708
Preferred stock, shares issued	919,708	919,708	919,708
Preferred stock, shares outstanding	919,708	919,708	919,708